CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net loss for the year	$ (17,037,225)	$ (15,616,851)	$ (15,139,979)
Depreciation - property and equipment	95,375	90,768	162,233
Share based compensation	1,415,833	578,703	406,078
Unrealized foreign exchange gain	(374,337)	(124,793)	(139,810)
Onerous lease contract	67,588	0	0
Amortization - lease incentive liability	8,189	0	0
Net change in non-cash working capital	3,904,339	180,855	2,233,865
Cash used in operating activities	(11,920,238)	(14,891,318)	(12,477,613)
Investing Activities
Acquisition of property and equipment	(107,466)	(105,765)	(23,527)
Redemption (purchase) of short-term investments	0	2,088,800	(27,823)
Cash (used in) provided by investing activities	(107,466)	1,983,035	(51,350)
Financing Activities
Proceeds from exercise of stock options	123,538	343,440	0
Cash provided by financing activities	13,299,136	12,812,704	956,133
Increase (decrease) in cash	1,271,432	(95,579)	(11,572,830)
Cash and cash equivalents, beginning of year	11,836,119	12,034,282	24,016,275
Impact of foreign exchange on cash and cash equivalents	592,330	(102,584)	(409,163)
Cash and cash equivalents, end of year	13,699,881	11,836,119	12,034,282
Common Stock Purchase Agreement
Financing Activities
Proceeds from share issuance	2,533,980	0	0
At-the-market agreement
Financing Activities
Proceeds from share issuance	451,675	2,103,166	956,133
Public Offering
Financing Activities
Proceeds from share issuance	10,188,526	10,366,098	0
Warrants
Financing Activities
Proceeds from share issuance	$ 1,417	$ 0	$ 0